Certain Balance Sheet Items Other long term assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance and services	$ 318	$ 385
Deferred Costs - service contracts	20	56
Other	29	2
Other Assets	$ 367	$ 443